DEAN WITTER MID-CAP GROWTH FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996

DEAR SHAREHOLDER:
For the six-month period ended November 30, 1996, Dean Witter Mid-Cap Growth Fund registered a total return of -1.99 percent versus 7.39 percent for the Standard & Poor's Mid-Cap Index. Since its inception on September 29, 1994, through November 30, 1996, the Fund has produced an average annual total return of 25.01 percent, versus 21.28 percent for the S&P Mid-Cap Index.
THE SECTOR-ROTATION STRATEGY AT WORK
Early in the Fund's fiscal year, the portfolio was positioned defensively in an effort to take advantage of a slowing economy. In July, economic data emerged which suggested that the economy was slowing and possibly on its way back to a two percent growth rate, which is considered non-inflationary by the Federal Reserve Board. The Fund's strategy is to invest in sectors with the strongest relative earnings prospects at a particular stage of the economic cycle. Given the portfolio management team's expectation that both the economy and earnings would decelerate, half of the Fund's portfolio was moved into steady growth companies (beverages, cosmetics, drugs and food stores). The other half was allocated to early-cycle companies such as shoes, computer software, communication software and computer networking, which tend to show an earnings acceleration as the economy emerges from a slowdown. At that time, concerns regarding corporate earnings intensified to the extent that the market experienced a significant correction. With the market gravitating toward the safety and earnings visibility of larger companies, the correction was more extreme among mid- and small-cap issues. As a result, the Fund's recent performance has lagged that of the broader market.
In the late summer the market rebounded as reported second-quarter earnings surprisingly exceeded expectations, even against the backdrop of a slowing economy. The Fund's exposure to cyclical growth sectors such as retailing and technology was increased as evidence emerged that business in this area was firming. The Fund's energy weighting

DEAN WITTER MID-CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996, CONTINUED

was also increased as Iraqi oil supplies continued to be prevented from entering world markets and also given strong demand from Asia and Latin America. With inflation during this period remaining remarkably controlled, the Fund's exposure to interest-rate sensitive sectors (banks, insurance and brokerage firms) was also increased. The Fund was also tilted toward the larger end of the mid-cap sector because of the liquidity and steady earnings these companies tend to exhibit.
During the fall, retail sales flattened and housing starts declined, indicating a slow down in consumer durable spending. This data suggested that the economy had peaked in the second quarter of 1996 and that a deceleration was indeed in place. As a result, the interest-rate sensitive and consumer staple sectors outperformed the consumer and basic cyclical sectors. At that time, the portfolio was repositioned in an effort to take advantage of the longer-term effects of these economic conditions. Technology positions were maintained and in some cases expanded as earnings prospects continued to improve. The technology sector's strength was driven by a significant draw-down in what had been excessive semiconductor inventories and a strong new-product cycle in the personal computer area.
OUTLOOK
Currently, leading liquidity indicators such as housing refinancings, money supply and increased business lending suggest that the economy may bottom out sometime between March and June of 1997. While the Fund's portfolio management team believes that the economy should rebound next year, the recovery is likely to be muted, with economic growth rising to about 2.5 percent. As conditions improve, the portfolio will be tilted modestly toward more economically sensitive sectors -- particularly the technology and capital-spending sectors. The portfolio will likely continue to be overweighted in the interest-rate sensitive sectors as low levels of inflation are confirmed. Consolidation in these sectors is expected to result in upward revaluations.
The Fund's portfolio management team believes that the outlook for mid-cap stock investing is positive over the next few quarters. A rebound in liquidity indicators, together with an expected acceleration of economic growth, should particularly favor mid-cap issues. Additionally, valuations are much more attractive for mid caps versus large caps, as measured by their three to five-year growth rates. Therefore, the portfolio management team expects the mid-cap sector to reassert its long-term leadership in 1997.

DEAN WITTER MID-CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996, CONTINUED

We appreciate your support of the Dean Witter Mid-Cap Growth Fund and look forward to continuing to serve your investment needs and objectives.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMON STOCKS (95.9%)
             AGRICULTURE RELATED (3.3%)
    83,000   Dekalb Genetics Corporation (Class
             B)..................................  $     3,008,750
    28,000   Delta & Pine Land Co................          899,500
    42,100   IMC Global, Inc.....................        1,520,862
    50,000   New Holland NV* (Netherlands).......        1,006,250
    60,000   Pioneer Hi-Bred International,
             Inc.................................        4,185,000
    15,000   Potash Corp. of Saskatchewan, Inc.
             (Canada)............................        1,130,625
                                                   ---------------
                                                        11,750,987
                                                   ---------------
             APPAREL & FOOTWEAR (1.8%)
    77,200   Jones Apparel Group, Inc.*..........        2,373,900
    44,000   Nike, Inc. (Class B)................        2,502,500
    40,000   Reebok International Ltd.
             (England)...........................        1,520,000
                                                   ---------------
                                                         6,396,400
                                                   ---------------
             AUTO RELATED (0.2%)
    20,600   Miller Industries, Inc.*............          571,650
                                                   ---------------
             BANKS (7.7%)
    45,000   Comerica, Inc.......................        2,632,500
    10,000   Crestar Financial Corp..............          696,250
    30,000   Fifth Third Bancorp.................        2,100,000
    75,000   First Chicago NBD Corp..............        4,406,250
    70,000   Firstar Corp........................        3,736,250
    90,000   KeyCorp.............................        4,713,750
    20,000   Northern Trust Corp.................        1,452,500
    50,000   Norwest Corp........................        2,337,500
    45,000   Signet Banking Corp.................        1,361,250
    50,000   U.S. Bancorp........................        2,137,500
    40,000   Washington Mutual, Inc..............        1,740,000
                                                   ---------------
                                                        27,313,750
                                                   ---------------
             BASIC CYCLICALS (0.2%)
    30,000   Worthington Industries, Inc.........          596,250
                                                   ---------------
             BIOTECHNOLOGY (4.1%)
    80,000   Biochem Pharma, Inc.*...............        3,410,000
   104,000   Biogen, Inc.*.......................        3,978,000
   150,000   Centocor, Inc.*.....................        4,143,750
   100,000   IDEC Pharmaceuticals Corp.*.........        2,412,500
    18,500   Vertex Pharmaceuticals Inc.*........          587,375
                                                   ---------------
                                                        14,531,625
                                                   ---------------
             CAPITAL GOODS (0.8%)
    70,000   Sundstrand Corp.....................        2,730,000
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (6.6%)
    16,000   Adtran, Inc.*.......................  $       708,000
     4,100   Advanced Fibre Communications,
             Inc.*...............................          199,875
    60,000   Andrew Corp.*.......................        3,472,500
    25,000   Ascend Communications,
             Inc.*...............................        1,778,125
    80,000   Brightpoint, Inc.*..................        2,890,000
    25,000   Cascade Communications Corp.*.......        1,718,750
    80,000   Cisco Systems, Inc.*................        5,430,000
    70,000   Ericsson (L.M.) Telephone Co. (Class
             B) (ADR) (Sweden)...................        2,152,500
    55,000   Pairgain Technologies, Inc.*........        3,499,375
    40,000   Tellabs, Inc.*......................        1,590,000
                                                   ---------------
                                                        23,439,125
                                                   ---------------
             COMPUTER EQUIPMENT (6.3%)
    80,000   Adaptec, Inc.*......................        2,970,000
    40,000   Dell Computer Corp.*................        4,065,000
   120,000   EMC Corp.*..........................        3,870,000
    55,000   Gateway 2000, Inc.*.................        2,949,375
   100,000   Seagate Technology, Inc.*...........        3,950,000
    90,000   Western Digital Corp.*..............        4,837,500
                                                   ---------------
                                                        22,641,875
                                                   ---------------
             COMPUTER SERVICES (2.0%)
    80,000   Gartner Group, Inc.
             (Class A)*..........................        2,920,000
    39,000   Transaction Systems Architects, Inc.
             (Class A)*..........................        1,413,750
   100,000   Vanstar Corp.*......................        2,725,000
                                                   ---------------
                                                         7,058,750
                                                   ---------------
             COMPUTER SOFTWARE (5.0%)
    10,000   Baan Company, NV* (Netherlands).....          355,000
    80,000   BMC Software, Inc.*.................        3,480,000
    40,000   Parametric Technology Corp.*........        2,175,000
    33,000   Peoplesoft, Inc.*...................        3,019,500
   117,700   Rational Software Corp.*............        4,060,650
     5,700   Rogue Wave Software*................           72,675
    10,000   Select Software Tools Ltd. (ADR)*
             (United Kingdom)....................          175,000
    35,000   Siebel Systems, Inc.*...............        1,548,750
    60,000   Veritas Software Co.*...............        2,760,000
                                                   ---------------
                                                        17,646,575
                                                   ---------------
             CONSUMER - NONCYCLICAL (5.3%)
    52,000   Alberto-Culver Co. (Class B)........        2,470,000
    60,000   Avon Products, Inc..................        3,345,000
    17,500   Clorox, Co..........................        1,824,375

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    40,000   Coca-Cola Enterprises, Inc..........  $     1,805,000
    80,000   Consolidated Cigar Holdings Inc.
             (Class A)*..........................        1,950,000
    40,000   Hershey Foods Corp..................        1,995,000
    60,000   Interstate Bakeries Corporation.....        2,707,500
     3,600   Nu Skin Asia Pacific Inc. (Class
             A)*.................................          106,650
    60,000   PanAmerican Beverages, Inc. (Class
             A) (Mexico).........................        2,805,000
                                                   ---------------
                                                        19,008,525
                                                   ---------------
             CONSUMER BUSINESS SERVICES (2.0%)
     3,800   Cybermedia, Inc.*...................           75,050
    39,300   DeVry, Inc.*........................        1,753,762
    25,000   Diebold, Inc........................        1,490,625
    34,100   National Education Corp.*...........          481,662
    30,000   Saville Systems, PLC (ADR)*
             (Ireland)...........................        1,237,500
    65,000   Service Corp. International.........        1,958,125
                                                   ---------------
                                                         6,996,724
                                                   ---------------
             CONSUMER PRODUCTS (4.4%)
   100,000   Arbor Drugs, Inc....................        2,575,000
    52,900   Callaway Golf Company...............        1,606,837
    21,300   Dominick's Supermarkets, Inc.*......          447,300
    24,000   Kroger Co.*.........................        1,107,000
    75,000   Safeway, Inc.*......................        3,046,875
   180,000   Thrifty PayLess Holdings, Inc.
             (Class B)*..........................        4,612,500
    45,000   Vons Companies, Inc.*...............        2,368,125
                                                   ---------------
                                                        15,763,637
                                                   ---------------
             DRUGS (1.4%)
    68,000   Dura Pharmaceuticals, Inc.*.........        2,516,000
    20,500   Idexx Laboratories, Inc.*...........          717,500
    25,000   Warner-Lambert Co...................        1,787,500
                                                   ---------------
                                                         5,021,000
                                                   ---------------
             ENERGY (6.7%)
    14,000   Apache Corp.........................          509,250
    66,000   Baker Hughes, Inc...................        2,417,250
    30,000   Cooper Cameron Corp.*...............        1,972,500
    50,000   Diamond Offshore Drilling, Inc.*....        3,187,500
    32,500   Falcon Drilling Company, Inc.*......        1,291,875
   161,700   Global Marine, Inc.*................        3,153,150
    37,000   Louisiana Land & Exploration Co.....        2,210,750
    62,000   Marine Drilling Company, Inc.*......          984,250

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    60,000   Reading & Bates Corp.*..............  $     1,740,000
    80,000   Rowan Companies, Inc.*..............        1,890,000
    35,000   Smith International, Inc.*..........        1,430,625
    35,000   Transocean Offshore, Inc............        2,108,750
    15,100   Western Atlas, Inc.*................        1,064,550
                                                   ---------------
                                                        23,960,450
                                                   ---------------
             ENTERTAINMENT/GAMING & LODGING (3.0%)
    25,000   HFS, Incorporated*..................        1,618,750
   140,500   International Game Technology.......        2,739,750
    60,900   MGM Grand, Inc.*....................        2,352,262
    80,000   Mirage Resorts, Inc.*...............        1,930,000
   130,000   Sodak Gaming, Inc.*.................        2,063,750
                                                   ---------------
                                                        10,704,512
                                                   ---------------
             FINANCIAL - MISCELLANEOUS (9.4%)
    40,000   Alex Brown, Inc.....................        2,405,000
   125,000   Bear Stearns Companies, Inc.........        3,437,500
    83,600   Crescent Real Estate Equities,
             Inc.................................        3,667,950
    80,000   Edwards (A.G.), Inc.................        2,500,000
    20,000   Finova Group, Inc...................        1,320,000
    15,600   Infinity Financial Technology,
             Inc.*...............................          253,500
    50,600   Lehman Brothers Holdings, Inc.......        1,473,725
    69,000   Merrill Lynch & Co., Inc............        5,537,250
    65,000   MGIC Investment Corp................        4,866,875
    65,000   Morgan Stanley Group, Inc...........        3,908,125
    69,000   PMI Group, Inc......................        4,002,000
                                                   ---------------
                                                        33,371,925
                                                   ---------------
             HEALTHCARE PRODUCTS & SERVICES (2.3%)
   150,000   Health Management Associates, Inc.
             (Class A)*..........................        3,318,750
    50,000   PhyCor, Inc.*.......................        1,612,500
    31,800   Thermo Electron Corp.*..............        1,152,750
    74,800   Vivra, Inc.*........................        2,300,100
                                                   ---------------
                                                         8,384,100
                                                   ---------------
             HOUSING RELATED (0.3%)
    29,000   American Standard Companies,
             Inc.*...............................        1,105,625
                                                   ---------------
             INSURANCE (3.8%)
    30,000   CMAC Investment Corp................        2,287,500
    73,000   Conseco Inc.........................        4,078,875
    60,000   CRA Managed Care, Inc.*.............        2,700,000
   108,000   Sunamerica Inc......................        4,522,500
                                                   ---------------
                                                        13,588,875
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             INTERNET (1.4%)
    67,100   America Online, Inc.*...............  $     2,373,663
    40,000   Netscape Communications Corp.*......        2,235,000
     5,000   Security Dynamics Technologies,
             Inc.*...............................          205,625
                                                   ---------------
                                                         4,814,288
                                                   ---------------
             MEDIA GROUP (3.2%)
    43,000   Argyle Television, Inc. (Class
             A)*.................................        1,085,750
    12,700   Clear Channel Communications,
             Inc.*...............................          876,300
    13,200   Emmis Broadcasting Corp. (Class
             A)*.................................          448,800
    60,000   Evergreen Media Corp. (Class A)*....        1,485,000
    66,000   Heftel Broadcasting Corp. (Class
             A)*.................................        2,161,500
    42,900   Outdoor Systems, Inc.*..............        1,088,588
    30,000   Telemundo Group, Inc. (Class A)*....          847,500
    27,700   Universal Outdoor Holdings, Inc.*...          744,438
    63,100   Univision Communications, Inc.
             (Class A)*..........................        2,508,225
                                                   ---------------
                                                        11,246,101
                                                   ---------------
             MEDICAL SUPPLIES (1.0%)
    50,000   Boston Scientific Corp.*............        2,918,750
    11,800   Medicis Pharmaceutical Corp. (Class
             A)*.................................          516,250
                                                   ---------------
                                                         3,435,000
                                                   ---------------
             METALS (0.0%)
     4,000   Titanium Metals Corp.*..............          132,000
                                                   ---------------
             RESTAURANTS (1.9%)
    95,000   Boston Chicken, Inc.*...............        3,681,250
    30,000   Rainforest Cafe, Inc.*..............          862,500
    65,000   Starbucks Corp.*....................        2,250,625
                                                   ---------------
                                                         6,794,375
                                                   ---------------
             RETAIL (3.1%)
    44,500   Eagle Hardware & Garden, Inc.*......        1,073,563
    27,900   Gucci Group NV (Italy)..............        2,047,163
    14,100   Lowe's Companies, Inc...............          572,813
    25,500   Neiman-Marcus Group, Inc.*..........          886,125

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    48,000   PetSmart, Inc.*.....................  $     1,224,000
    80,000   Price/Costco, Inc.*.................        1,860,000
    48,000   Proffitt's, Inc.*...................        1,932,000
    40,000   Tiffany & Co........................        1,475,000
                                                   ---------------
                                                        11,070,664
                                                   ---------------
             SEMICONDUCTORS (7.7%)
    45,000   Altera Corp.*.......................        3,397,500
    70,000   Analog Devices, Inc.*...............        2,248,750
   100,000   Applied Materials, Inc.*............        3,812,500
    55,000   DuPont Photomasks, Inc.*............        2,268,750
    32,000   Intel Corp..........................        4,056,000
    90,000   KLA Instruments Corp.*..............        3,195,000
    63,000   Maxim Integrated Products, Inc.*....        2,913,750
    30,000   Microchip Technology, Inc.*.........        1,432,500
    50,000   Micron Technology, Inc..............        1,656,250
    25,000   Novellus Systems, Inc.*.............        1,437,500
    42,000   Tencor Instruments*.................        1,113,000
                                                   ---------------
                                                        27,531,500
                                                   ---------------
             TELECOMMUNICATIONS (1.0%)
    50,000   McLeod, Inc. (Class A)*.............        1,425,000
    54,000   Teleport Communications Group Inc.
             (Class A)*..........................        1,788,750
    17,000   WorldCom, Inc.*.....................          393,125
                                                   ---------------
                                                         3,606,875
                                                   ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $306,624,738)......      341,213,163
                                                   ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------

             U.S. GOVERNMENT OBLIGATIONS (1.5%)
 $   4,000   U.S. Treasury Note Strips
             0.00% due 11/15/18..................          942,240
    19,000   U.S. Treasury Note Strips
             0.00% due 05/15/19..................        4,321,550
                                                   ---------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (IDENTIFIED COST $4,808,650)........        5,263,790
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (2.4%)
             U.S. GOVERNMENT AGENCY (1.4%) (a)
 $   5,000   Federal National Mortgage
             Association 5.33% due 12/02/96
             (Amortized Cost $4,999,259).........  $     4,999,259
                                                   ---------------
             REPURCHASE AGREEMENT (1.0%)
     3,661   The Bank of New York 5.125% due
             12/02/96 (dated 11/29/96; proceeds
             $3,663,047; collateralized by
             $2,255,000 U.S. Treasury Bond 7.875%
             due 02/15/21 valued at $2,632,358
             and $1,094,271 Federal National
             Mortgage Association 8.00% due
             11/01/16 valued at $1,133,218)
             (Identified Cost $3,661,483)........        3,661,483
                                                   ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $8,660,742)........        8,660,742
                                                   ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$320,094,130) (b)...........       99.8%  $355,137,695

OTHER ASSETS IN EXCESS OF
LIABILITIES.................        0.2        867,109
                                  -----   ------------

NET ASSETS..................      100.0%  $356,004,804
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $40,224,081 and the aggregate gross unrealized depreciation is $5,180,516, resulting in net unrealized appreciation of $35,043,565.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $320,094,130)............................  $355,137,695
Receivable for:
    Investments sold........................................    15,890,227
    Shares of beneficial interest sold......................     1,578,003
    Dividends...............................................       127,285
    Foreign withholding taxes reclaimed.....................         2,291
    Interest................................................         1,043
Deferred organizational expenses............................        87,954
Prepaid expenses............................................        61,338
                                                              ------------
     TOTAL ASSETS...........................................   372,885,836
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    16,162,348
    Plan of distribution fee................................       286,544
    Investment management fee...............................       214,908
    Shares of beneficial interest repurchased...............       141,081
Accrued expenses and other payables.........................        76,151
                                                              ------------
     TOTAL LIABILITIES......................................    16,881,032
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   289,518,784
Net unrealized appreciation.................................    35,043,565
Net investment loss.........................................    (2,008,615)
Accumulated undistributed net realized gain.................    33,451,070
                                                              ------------
     NET ASSETS.............................................  $356,004,804
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  24,039,100 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $14.81
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $7,146 foreign withholding tax)...........  $   787,032
Interest....................................................      395,036
                                                              -----------
     TOTAL INCOME...........................................    1,182,068
                                                              -----------
EXPENSES
Plan of distribution fee....................................    1,590,864
Investment management fee...................................    1,193,148
Transfer agent fees and expenses............................      210,093
Custodian fees..............................................       73,922
Registration fees...........................................       41,342
Shareholder reports and notices.............................       31,001
Professional fees...........................................       28,482
Organizational expenses.....................................       15,156
Trustees' fees and expenses.................................        6,164
Other.......................................................          511
                                                              -----------
     TOTAL EXPENSES.........................................    3,190,683
                                                              -----------
     NET INVESTMENT LOSS....................................   (2,008,615)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    5,953,536
Net change in unrealized appreciation.......................   (8,251,219)
                                                              -----------
     NET LOSS...............................................   (2,297,683)
                                                              -----------
NET DECREASE................................................  $(4,306,298)
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEAR
                                                              NOVEMBER 30, 1996      ENDED
                                                                 (UNAUDITED)      MAY 31, 1996
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.........................................    $ (2,008,615)     $ (2,062,519)
Net realized gain...........................................       5,953,536        45,084,990
Net change in unrealized appreciation.......................      (8,251,219)       36,875,007
                                                              -----------------   ------------
     NET INCREASE (DECREASE)................................      (4,306,298)       79,897,478
Distributions from net realized gain........................        --             (17,035,698)
Net increase from transactions in shares of beneficial
  interest..................................................      51,039,391       131,283,761
                                                              -----------------   ------------
     NET INCREASE...........................................      46,733,093       194,145,541
NET ASSETS:
Beginning of period.........................................     309,271,711       115,126,170
                                                              -----------------   ------------
     END OF PERIOD
    (INCLUDING NET INVESTMENT LOSS OF $2,008,615 AND $0,
    RESPECTIVELY)...........................................    $356,004,804      $309,271,711
                                                              -----------------   ------------
                                                              -----------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter Mid-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of "mid-cap" companies. The Fund was organized as a Massachusetts business trust on May 25, 1994 and commenced operations on September 29, 1994.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-

DEAN WITTER MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $156,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.
2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.
Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will

DEAN WITTER MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $11,087,834 at November 30, 1996.
The Distributor has informed the Fund that for the six months ended November 30, 1996, it received approximately $305,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1996 aggregated $497,817,585 and $450,290,905 respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $17,616,409 and $12,873,750, respectively.
For the six months ended November 30, 1996, the Fund incurred $52,480 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At November 30, 1996, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $443,200 and $3,021,698, respectively.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $18,000.
5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                   FOR THE YEAR
                                                                           MONTHS ENDED                     ENDED
                                                                        NOVEMBER 30, 1996                MAY 31, 1996
                                                                   ----------------------------   --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   10,853,908   $  153,716,288    22,165,276   $297,479,183
Reinvestment of distributions....................................      --              --           1,247,724     15,771,239
                                                                   -----------   --------------   -----------   ------------
                                                                    10,853,908      153,716,288    23,413,000    313,250,422
Repurchased......................................................   (7,288,885)    (102,676,897)  (13,590,922)  (181,966,661)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    3,565,023   $   51,039,391     9,822,078   $131,283,761
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS
As of May 31, 1996, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss.

DEAN WITTER MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                    FOR THE
                                            FOR THE SIX MONTHS        YEAR     FOR THE PERIOD
                                                  ENDED              ENDED      SEPTEMBER 29,
                                            NOVEMBER 30, 1996       MAY 31,     1994* THROUGH
                                               (UNAUDITED)            1996      MAY 31, 1995
----------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period....      $15.11                 $10.81       $10.00
                                              ------               ----------     ------

Net investment loss.....................       (0.08)                 (0.10)       (0.01)
Net realized and unrealized gain
 (loss).................................       (0.22)                  5.60         0.84
                                              ------               ----------     ------

Total from investment operations........       (0.30)                  5.50         0.83
                                              ------               ----------     ------

Less distributions from net realized
 gain...................................       --                     (1.20)       (0.02)
                                              ------               ----------     ------

Net asset value, end of period..........    $  14.81               $  15.11    $   10.81
                                              ------               ----------     ------
                                              ------               ----------     ------

TOTAL INVESTMENT RETURN+................       (1.99)%(1)             53.02%        8.26%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses................................        2.01%(2)               2.05%        2.21%(2)

Net investment loss.....................       (1.26)%(2)             (1.05)%      (0.16)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................              $356,005       $309,272         $115,126

Portfolio turnover rate.................         149%(1)                328%         199%(1)

Average commission rate paid............               $0.0592        $0.0582        --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Kirk Balzer
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    DEAN WITTER

    MID-CAP

    GROWTH FUND


[GRAPHIC]


    SEMIANNUAL REPORT

    NOVEMBER 30, 1996